PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets Net
Provision for doubtful accounts		$ 71,048